SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Convertible Senior Notes, Revenue Recognition, Deferred Project Revenue, Cost of Revenues, Warranty Costs and Government Grants) (Narrative) (Details) - USD ($)
	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Revenue recognition [Line Items]
Amortization of deferred convertible notes issuance costs and premium	$ 32,935	$ 764,527	$ 933,152
Sales of project assets	911,552,022	1,270,558,771	1,552,893,052
Deferred project revenue
Deferred project revenue	32,242,995	32,376,386
Cost of revenues
Shipping and handling costs	$ 19,598,411	34,734,098	55,474,721
Warranty expenses
Period of warranties for solar modules against specified declines in the initial minimum power generation capacity at the time of delivery	25 years
Warranty accrual rate as a percentage of PV module revenues	1.00%
Product warranty expense	$ 4,429,833	3,249,623
Government grants
Government grants recorded in other operating income	2,457,077	3,815,650	4,618,498
Government grants received, related to property, plant and equipment and land use right	0	0	12,037,938
Deferred government grants	20,824,155	23,241,899
Amortization of government grant received, related to property, plant and equipment	644,451	829,668	1,455,103
Solar power projects [Member]
Revenue recognition [Line Items]
Sales of project assets	$ 83,107,906	$ 110,737,934	$ 0